Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date		Principal	Value
Corporate bonds and notes: 3.72%
United States: 3.72%
Anthem Incorporated (Health care, Health care providers & services)	2.25%	5-15-2030		$275,000	$ 274,018
Anthem Incorporated (Health care, Health care providers & services)	2.55	3-15-2031		325,000	331,810
AT&T Incorporated (Communication services, Diversified telecommunication services)	4.35	3-1-2029		250,000	280,819
Bank of America Corporation (3 Month LIBOR +1.21%) (Financials, Banks) ±	3.97	2-7-2030		300,000	330,460
Berry Global Incorporated (Materials, Containers & packaging)	1.00	1-15-2025		275,000	315,655
BP Capital Markets America Incorporated (Energy, Oil, gas & consumable fuels)	1.75	8-10-2030		400,000	384,640
Citigroup Incorporated (Financials, Banks)	3.20	10-21-2026		150,000	158,953
CVS Health Corporation (Health care, Health care providers & services)	1.88	2-28-2031		225,000	215,867
Discovery Communications LLC (Communication services, Media)	3.95	3-20-2028		300,000	326,038
General Motors Company (Consumer discretionary, Automobiles)	1.25	1-8-2026		600,000	587,063
General Motors Company (Consumer discretionary, Automobiles)	5.40	10-2-2023		50,000	53,518
Global Payments Incorporated (Information technology, IT services)	3.20	8-15-2029		350,000	364,546
IQVIA Incorporated (Health care, Health care providers & services)	2.88	6-15-2028		225,000	262,592
Motorola Solutions Incorporated (Information technology, Communications equipment)	2.75	5-24-2031		500,000	500,900
Thermo Fisher Scientific Incorporated (Health care, Life sciences tools & services)	2.00	10-15-2031		350,000	344,848
Verizon Communications Incorporated (Communication services, Diversified telecommunication services) 144A	2.36	3-15-2032		532,000	524,189
Total Corporate bonds and notes (Cost $5,206,344)					5,255,916
Foreign corporate bonds and notes: 19.07%
Denmark: 7.49%
Nordea Kredit Realkredit AS (Financials, Thrifts & mortgage finance)	1.00	10-1-2050	DKK	32,645,388	4,769,079
Nykredit Realkredit AS (Financials, Thrifts & mortgage finance)	1.00	10-1-2050	DKK	26,742,241	3,899,539
Realkredit Danmark AS (Financials, Thrifts & mortgage finance)	1.00	10-1-2050	DKK	13,168,101	1,917,141
					10,585,759
France: 0.32%
Altice France SA (Communication services, Diversified telecommunication services)	4.13	1-15-2029	EUR	200,000	225,992
SPCM SA (Materials, Chemicals)	2.00	2-1-2026	EUR	200,000	228,380
					454,372
See accompanying notes to portfolio of investments

Allspring International Bond Fund  |  1

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date		Principal	Value
Germany: 0.42%
Cheplapharm Arzneimittel (Health care, Pharmaceuticals)	4.38%	1-15-2028	EUR	100,000	$ 118,637
PCF GmBH (Materials, Paper & forest products)	4.75	4-15-2026	EUR	200,000	234,816
Rebecca Bidco (Consumer discretionary, Diversified consumer services)	5.75	7-15-2025	EUR	200,000	236,466
					589,919
India: 1.24%
International Finance Corporation (Financials, Capital markets)	6.30	11-25-2024	INR	127,750,000	1,756,880
Ireland: 0.08%
Smurfit Kappa Treasury Company (Materials, Paper & forest products)	1.50	9-15-2027	EUR	100,000	119,344
Italy: 0.55%
Brunello Bidco SpA (Information technology, Software)	3.50	2-15-2028	EUR	100,000	112,699
Gamma Bidco SpA (Industrials, Electrical equipment)	6.25	7-15-2025	EUR	200,000	233,575
Kedrion SpA (Health care, Biotechnology) 144A	3.38	5-15-2026	EUR	150,000	169,742
Zoncolan Bidco SpA (Materials, Paper & forest products) 144A	4.88	10-21-2028	EUR	225,000	257,123
					773,139
Luxembourg: 3.95%
ContourGlobal Power Holdings SA (Utilities, Electric utilities)	2.75	1-1-2026	EUR	200,000	223,146
European Investment Bank (Financials, Banks) ¤	0.00	1-18-2033	JPY	290,000,000	2,432,503
European Investment Bank (Financials, Banks)	0.13	12-14-2026	GBP	2,000,000	2,579,936
Inpost SA Company (Industrials, Air freight & logistics) 144A	2.25	7-15-2027	EUR	200,000	222,119
PLT VII Finance (Financials, Diversified financial services) 144A	4.63	1-5-2026	EUR	100,000	116,127
					5,573,831
Netherlands: 0.61%
Maxeda DIY Holding BV (Consumer discretionary, Household durables)	5.88	10-1-2026	EUR	200,000	231,880
United Group BV (Communication services, Media)	3.13	2-15-2026	EUR	225,000	248,405
VZ Vendor Financing BV (Financials, Diversified financial services)	2.88	1-15-2029	EUR	250,000	275,019
Ziggo Bond Company BV (Communication services, Media)	3.38	2-28-2030	EUR	100,000	110,867
					866,171
Philippines: 0.75%
Asian Development Bank (Financials, Capital markets)	5.90	12-20-2022	INR	78,000,000	1,056,325
See accompanying notes to portfolio of investments

2  |  Allspring International Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date		Principal	Value
Spain: 0.20%
Aedas Homes Opco SLU (Real estate, Equity REITs) 144A	4.00%	8-15-2026	EUR	100,000	$ 116,981
Grupo Antolin-Irausa SA (Consumer discretionary, Automobiles) 144A	3.50	4-30-2028	EUR	150,000	160,528
					277,509
Sweden: 0.28%
Verisure Holding AB (Industrials, Commercial services & supplies)	3.25	2-15-2027	EUR	150,000	170,147
Verisure Holding AB (Industrials, Commercial services & supplies)	3.88	7-15-2026	EUR	200,000	231,617
					401,764
United Kingdom: 3.18%
AA Bond Company Limited (Consumer discretionary, Diversified consumer services)	6.50	1-31-2026	GBP	125,000	171,866
BCP Modular V Services Holding (Industrials, Lease Revenue) 144A	4.75	11-30-2028	EUR	200,000	229,408
European Bank for Reconstruction and Development (Financials, Capital markets)	6.50	6-19-2023	INR	55,000,000	750,827
Galaxy Bidco Limited (Financials, Insurance)	6.50	7-31-2026	GBP	200,000	278,615
Ineos Finance plc (Financials, Diversified financial services)	3.38	3-31-2026	EUR	200,000	232,254
INEOS Quattro Finance plc (Financials, Diversified financial services)	2.50	1-15-2026	EUR	100,000	112,996
Network Rail Infrastructure Finance plc (Industrials, Transportation infrastructure)	4.75	11-29-2035	GBP	1,000,000	1,923,947
Pinewood Finance Company Limited (Financials, Diversified financial services)	3.25	9-30-2025	GBP	100,000	135,272
Playtech plc (Consumer discretionary, Hotels, restaurants & leisure)	3.75	10-12-2023	EUR	175,000	200,732
Synthomer plc (Materials, Chemicals)	3.88	7-1-2025	EUR	100,000	117,493
Virgin Media Secured Finance plc (Communication services, Media)	4.25	1-15-2030	GBP	250,000	334,732
					4,488,142
Total Foreign corporate bonds and notes (Cost $28,118,189)					26,943,155
Foreign government bonds: 73.98%
Australian Government	1.75	6-21-2051	AUD	4,300,000	2,712,202
Australian Government	2.75	11-21-2028	AUD	4,600,000	3,616,529
Brazil Government Bond	10.00	1-1-2023	BRL	1,500,000	265,305
Brazil Government Bond	10.00	1-1-2025	BRL	11,850,000	2,096,225
Canada 144A	1.90	3-15-2031	CAD	8,500,000	6,755,650
China Government Bond	3.02	5-27-2031	CNY	35,600,000	5,676,137
China Government Bond	3.03	3-11-2026	CNY	69,700,000	11,132,299
Colombia	6.00	4-28-2028	COP	1,435,000,000	319,006
Czech Republic Bonds	0.25	2-10-2027	CZK	4,000,000	157,539
France ¤	0.00	11-25-2031	EUR	3,350,000	3,741,096
Hungary	1.50	4-22-2026	HUF	1,065,000,000	2,921,297
Hungary Government Bonds	1.50	8-26-2026	HUF	54,000,000	146,781
India	7.32	1-28-2024	INR	17,000,000	238,572
Indonesia	6.50	6-15-2025	IDR	7,300,000,000	539,337
Indonesia	7.25	2-15-2026	IDR	23,750,000,000	1,804,017
See accompanying notes to portfolio of investments

Allspring International Bond Fund  |  3

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date		Principal	Value
Foreign government bonds: 73.98% (continued)
Indonesia	5.50%	4-15-2026	IDR	25,000,000,000	$ 1,780,039
Italy Buoni Poliennali del Tesoro ¤	0.00	4-1-2026	EUR	1,400,000	1,569,313
Italy Buoni Poliennali del Tesoro 144A	0.60	8-1-2031	EUR	4,575,000	4,958,227
Japan Bonds	0.10	9-20-2031	JPY	210,000,000	1,830,503
Korea Treasury Bond	1.88	6-10-2029	KRW	1,920,000,000	1,578,034
Korea Treasury Bond	2.38	3-10-2023	KRW	1,706,000,000	1,450,480
Malaysia Government Bond	3.90	11-30-2026	MYR	1,100,000	272,793
Malaysia Government Bond	3.96	9-15-2025	MYR	11,500,000	2,848,933
Mexico	5.75	3-5-2026	MXN	8,400,000	386,702
Mexico	7.75	5-29-2031	MXN	61,200,000	3,021,338
Mexico	8.00	11-7-2047	MXN	8,030,000	388,643
Mexico	8.50	5-31-2029	MXN	7,715,000	398,582
New South Wales	1.50	2-20-2032	AUD	2,400,000	1,665,529
New South Wales	3.00	5-20-2027	AUD	2,040,000	1,589,616
New Zealand Government Bond	1.50	5-15-2031	NZD	2,800,000	1,787,334
New Zealand Government Bond	3.50	4-14-2033	NZD	2,800,000	2,115,533
Norway 144A	1.50	2-19-2026	NOK	35,400,000	4,002,864
Poland	2.50	1-25-2023	PLN	1,000,000	246,047
Poland	2.75	10-25-2029	PLN	425,000	98,570
Poland Government Bonds	0.25	10-25-2026	PLN	775,000	161,707
Queensland Treasury Corporation 144A	2.75	8-20-2027	AUD	2,000,000	1,543,105
Queensland Treasury Corporation 144A	4.75	7-21-2025	AUD	2,050,000	1,667,249
Republic of Peru	6.35	8-12-2028	PEN	600,000	158,070
Republic of South Africa	8.75	2-28-2048	ZAR	25,750,000	1,342,532
Republic of South Africa	8.75	2-28-2048	ZAR	8,035,000	418,922
Republic of South Africa	10.50	12-21-2026	ZAR	25,435,000	1,765,388
Romania	3.25	4-29-2024	RON	4,240,000	947,807
Romania	3.40	3-8-2022	RON	600,000	138,009
Romania	4.85	4-22-2026	RON	6,550,000	1,506,511
Romania	5.00	2-12-2029	RON	4,175,000	955,887
Russia	4.50	7-16-2025	RUB	296,800,000	3,510,530
Russia	6.50	2-28-2024	RUB	38,600,000	496,971
Spain Bonos y Obligaciones del Estado ¤	0.00	1-31-2026	EUR	1,150,000	1,317,265
Spain Bonos y Obligaciones del Estado 144A	1.25	10-31-2030	EUR	4,195,000	5,117,419
United Kingdom Gilt Bond	0.88	7-31-2033	GBP	5,700,000	7,578,434
United Kingdom Treasury Bond	0.25	7-31-2031	GBP	1,400,000	1,770,410
Total Foreign government bonds (Cost $108,499,521)					104,507,288
Yankee corporate bonds and notes: 0.32%
France: 0.32%
Electricite de France SA (Utilities, Electric utilities)	4.50	9-21-2028		$400,000	452,206
Total Yankee corporate bonds and notes (Cost $428,804)					452,206
Yankee government bonds: 0.32%
British Columbia	1.30	1-29-2031		475,000	456,861
Total Yankee government bonds (Cost $474,354)					456,861

See accompanying notes to portfolio of investments

4  |  Allspring International Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.25%
Investment companies: 1.25%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	1,758,566	$ 1,758,566
Total Short-term investments (Cost $1,758,566)				1,758,566
Total investments in securities (Cost $144,485,778)	98.66%			139,373,992
Other assets and liabilities, net	1.34			1,890,205
Total net assets	100.00%			$141,264,197

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AUD	Australian dollar
BRL	Brazilian real
CAD	Canadian dollar
CNY	China yuan
COP	Colombian peso
CZK	Czech Republic koruna
DKK	Danish krone
EUR	Euro
GBP	Great British pound
HUF	Hungarian forint
IDR	Indonesian rupiah
INR	Indian rupee
JPY	Japanese yen
KRW	Republic of Korea won
LIBOR	London Interbank Offered Rate
MXN	Mexican peso
MYR	Malaysian ringgit
NOK	Norwegian krone
NZD	New Zealand dollar
PEN	Peruvian sol
PLN	Polish zloty
RON	Romanian lei
RUB	Russian ruble
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,463,638	$7,390,825	$(7,095,897)	$0	$0	$1,758,566	1,758,566	$147
See accompanying notes to portfolio of investments

Allspring International Bond Fund  |  5

Portfolio of investments—December 31, 2021 (unaudited)

Forward foreign currency contracts
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
8,851,485 USD	56,900,000 DKK	State Street Bank	1-10-2022	$139,501	$0
1,900,055 USD	12,200,000 DKK	State Street Bank	1-10-2022	32,108	0
6,610,000 EUR	7,652,562 USD	State Street Bank	1-12-2022	0	(125,903)
15,062,941 USD	11,075,000 GBP	State Street Bank	1-12-2022	72,597	0
1,300,000 EUR	1,507,009 USD	State Street Bank	1-12-2022	0	(26,728)
1,900,000 GBP	2,589,751 USD	State Street Bank	1-12-2022	0	(18,044)
350,129 USD	300,000 EUR	State Street Bank	1-12-2022	8,525	0
250,000 GBP	344,374 USD	State Street Bank	1-12-2022	0	(5,992)
2,050,000 GBP	2,770,054 USD	State Street Bank	1-12-2022	4,682	0
2,400,000 EUR	2,702,990 USD	State Street Bank	1-12-2022	29,836	0
14,200,000 EUR	16,043,387 USD	State Street Bank	1-12-2022	125,835	0
6,453,747 USD	8,700,000 AUD	State Street Bank	1-14-2022	123,902	0
158,918 USD	3,500,000 CZK	State Street Bank	1-25-2022	0	(961)
860,000 MYR	205,722 USD	State Street Bank	1-26-2022	508	0
153,294 USD	10,900,000 RUB	State Street Bank	1-26-2022	8,636	0
4,100,000 CAD	3,311,611 USD	State Street Bank	1-26-2022	0	(70,445)
308,891 USD	23,000,000 RUB	State Street Bank	1-26-2022	3,648	0
1,300,000 MYR	311,751 USD	State Street Bank	1-26-2022	0	(7)
3,164,865 USD	4,000,000 CAD	State Street Bank	1-26-2022	2,752	0
1,191,000,000 JPY	10,494,835 USD	State Street Bank	1-27-2022	0	(139,354)
352,130 USD	40,000,000 JPY	State Street Bank	1-27-2022	4,339	0
760,000,000 JPY	6,680,790 USD	State Street Bank	1-27-2022	0	(72,759)
418,228 USD	6,250,000 ZAR	State Street Bank	1-28-2022	27,345	0
2,830,567 USD	42,300,000 ZAR	State Street Bank	1-28-2022	185,073	0
19,250,000 THB	580,291 USD	State Street Bank	1-28-2022	0	(4,119)
88,064 USD	500,000 BRL	State Street Bank	1-31-2022	0	(1,136)
3,626,485 USD	275,000,000 INR	State Street Bank	1-31-2022	0	(62,468)
1,300,000 TRY	130,874 USD	State Street Bank	1-31-2022	0	(34,957)
2,033,372 USD	13,100,000 CNY	State Street Bank	2-15-2022	0	(15,105)
2,400,000 CNY	373,413 USD	State Street Bank	2-15-2022	1,880	0
1,150,000,000 IDR	80,056 USD	State Street Bank	2-16-2022	358	0
400,464 USD	8,500,000 MXN	State Street Bank	2-24-2022	0	(10,999)
2,355,668 USD	50,000,000 MXN	State Street Bank	2-24-2022	0	(64,702)
38,116 USD	160,000 PLN	State Street Bank	2-24-2022	0	(1,448)
				$771,525	$(655,127)
See accompanying notes to portfolio of investments

6  |  Allspring International Bond Fund

Notes to portfolio of investments—December 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority

Allspring International Bond Fund  |  7

Notes to portfolio of investments—December 31, 2021 (unaudited)

to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$0	$5,255,916	$0	$5,255,916
Foreign corporate bonds and notes	0	26,943,155	0	26,943,155
Foreign government bonds	0	104,507,288	0	104,507,288
Yankee corporate bonds and notes	0	452,206	0	452,206
Yankee government bonds	0	456,861	0	456,861
Short-term investments
Investment companies	1,758,566	0	0	1,758,566
	1,758,566	137,615,426	0	139,373,992
Forward foreign currency contracts	0	771,525	0	771,525
Total assets	$1,758,566	$138,386,951	$0	$140,145,517
Liabilities
Forward foreign currency contracts	$0	$655,127	$0	$655,127
Total liabilities	$0	$655,127	$0	$655,127
Forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended December 31, 2021, the Fund did not have any transfers into/out of Level 3.

8  |  Allspring International Bond Fund